OTHER COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2015
Commitments and Contingencies Disclosure [Abstract]
Assets pledged as collateral
Assets Pledged

(in thousands of $)	December 31, 2015	December 31, 2014
Book value of vessels secured against long-term loans*	2,543,012	1,997,657

* This includes the Golar Tundra which was classified as "held-for-sale" as at December 31, 2015 (see note 19).